Expenses for shipping activities and other expenses from operating activities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Research and development expense	$ 7.4	$ 10.5